Investment in joint ventures and associates_Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Details)
$ in Thousands
		6 Months Ended	12 Months Ended
		Jun. 30, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Book value		₩ 412,940,000,000	₩ 417,051,000,000	$ 371,416	₩ 370,799,000,000	₩ 439,012,000,000
Kumho Tire Co Inc
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]	₩ 954,857,000,000	₩ 1,065,421,000,000
Ownership		14.20%	14.20%
Net assets of associates(or joint ventures)		₩ 135,122,000,000	₩ 150,767,000,000
Cost-book value differential		48,459,000,000	48,459,000,000
Impairment		(102,843,000,000)	(102,843,000,000)
Intercompany transaction and others		2,548,000,000	2,549,000,000
Book value		83,286,000,000	98,933,000,000		198,711,000,000	200,332,000,000
Woori Service Networks Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 2,798,000,000	₩ 3,202,000,000
Ownership		4.90%	4.90%
Net assets of associates(or joint ventures)		₩ 138,000,000	₩ 158,000,000
Cost-book value differential		0	0
Impairment		0	0
Intercompany transaction and others		0	0
Book value		138,000,000	158,000,000		127,000,000	145,000,000
Korea Credit Bureau Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 62,028,000,000	₩ 56,181,000,000
Ownership		9.90%	9.90%
Net assets of associates(or joint ventures)		₩ 6,149,000,000	₩ 5,568,000,000
Cost-book value differential		246,000,000	248,000,000
Impairment		0	0
Intercompany transaction and others		0	0
Book value		6,395,000,000	5,816,000,000		5,951,000,000	5,592,000,000
Korea Finance Security Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 23,134,000,000	₩ 23,454,000,000
Ownership		15.00%	15.00%
Net assets of associates(or joint ventures)		₩ 3,470,000,000	₩ 3,519,000,000
Cost-book value differential		0	0
Impairment		0	0
Intercompany transaction and others		0	0
Book value		3,470,000,000	3,519,000,000		3,385,000,000	3,376,000,000
Chin Hung International Inc
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]	₩ 92,316,000,000	₩ 81,686,000,000
Ownership		25.30%	25.30%
Net assets of associates(or joint ventures)		₩ 23,361,000,000	₩ 20,671,000,000
Cost-book value differential		24,565,000,000	24,565,000,000
Impairment		0	0
Intercompany transaction and others		(130,000,000)	(136,000,000)
Book value		47,796,000,000	45,101,000,000		38,240,000,000	43,032,000,000
Poonglim Industrial Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]		₩ (168,154,000,000)
Ownership			29.40%
Net assets of associates(or joint ventures)			₩ (49,446,000,000)
Cost-book value differential			54,542,000,000
Impairment			(20,504,000,000)
Intercompany transaction and others			15,408,000,000
Book value		₩ 0			0
STX Corporation
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 51,890,000,000
Ownership		19.70%	19.70%
Net assets of associates(or joint ventures)			₩ 10,232,000,000
Cost-book value differential			24,614,000,000
Impairment			(27,904,000,000)
Intercompany transaction and others			5,000,000
Book value			6,947,000,000		2,364,000,000
Saman Corporation
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 28,349,000,000	₩ 28,506,000,000
Ownership		9.20%	9.20%
Net assets of associates(or joint ventures)		₩ 2,605,000,000	₩ 2,619,000,000
Cost-book value differential		5,373,000,000	5,373,000,000
Impairment		(6,738,000,000)	(6,738,000,000)
Intercompany transaction and others		0	0
Book value		1,240,000,000	1,254,000,000		8,629,000,000	8,699,000,000
Woori Growth Partnerships New Technology Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 107,986,000,000	₩ 119,648,000,000
Ownership		23.10%	23.10%
Net assets of associates(or joint ventures)		₩ 24,920,000,000	₩ 27,611,000,000
Cost-book value differential		0	0
Impairment		0	0
Intercompany transaction and others		0	0
Book value		24,920,000,000	27,611,000,000		17,838,000,000	13,118,000,000
2016KIF-IMM Woori Bank Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 65,377,000,000	₩ 32,435,000,000
Ownership		20.00%	20.00%
Net assets of associates(or joint ventures)		₩ 13,075,000,000	₩ 6,487,000,000
Cost-book value differential		0	0
Impairment		0	0
Intercompany transaction and others		545,000,000	353,000,000
Book value		13,620,000,000	6,840,000,000		5,040,000,000	1,800,000,000
K BANK Co Ltd
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 201,724,000,000	₩ 243,149,000,000
Ownership		13.00%	13.00%
Net assets of associates(or joint ventures)		₩ 26,162,000,000	₩ 31,535,000,000
Cost-book value differential		0	0
Impairment		0	0
Intercompany transaction and others		196,000,000	200,000,000
Book value		26,358,000,000	31,735,000,000		24,442,000,000	₩ 30,442,000,000
Smart Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 14,554,000,000	₩ 14,660,000,000
Ownership		20.00%	20.00%
Net assets of associates(or joint ventures)		₩ 2,911,000,000	₩ 2,932,000,000
Cost-book value differential		0	0
Impairment		0	0
Intercompany transaction and others		0	0
Book value		2,911,000,000	2,932,000,000		2,953,000,000
Woori Bank-Company K Korea Movie Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 11,869,000,000	₩ 11,828,000,000
Ownership		25.00%	25.00%
Net assets of associates(or joint ventures)		₩ 2,967,000,000	₩ 2,957,000,000
Cost-book value differential		0	0
Impairment		0	0
Intercompany transaction and others		0	0
Book value		2,967,000,000	2,957,000,000		₩ 1,485,000,000
Well to Sea No.3 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]	₩ 371,813,000,000	₩ 364,909,000,000
Ownership		50.00%	50.00%
Net assets of associates(or joint ventures)		₩ 185,816,000,000	₩ 182,366,000,000
Cost-book value differential		0	0
Impairment		0	0
Intercompany transaction and others		(117,000,000)	(57,000,000)
Book value		185,699,000,000	182,309,000,000
Partner One Value Up I Private Equity Fund [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 42,942,000,000
Ownership		23.30%
Net assets of associates(or joint ventures)		₩ 9,987,000,000
Cost-book value differential		0
Impairment		0
Intercompany transaction and others		0
Book value		9,987,000,000
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 15,099,000,000
Ownership		20.00%
Net assets of associates(or joint ventures)		₩ 3,020,000,000
Cost-book value differential		0
Impairment		0
Intercompany transaction and others		248,000,000
Book value		3,268,000,000
Nomura-Rifa Private Real Estate Investment Trust No.17
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,026,000,000	₩ 3,758,000,000
Ownership		21.90%	25.00%
Net assets of associates(or joint ventures)		₩ 882,000,000	₩ 939,000,000
Cost-book value differential		0	0
Impairment		0	0
Intercompany transaction and others		3,000,000	0
Book value		₩ 885,000,000	₩ 939,000,000

[1]	The net asset amount is after reflecting debt-equity swap and others.